UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21289

Birmiwal Investment Trust

(Exact name of registrant as specified in charter)

5270 Highland Drive, Bellevue, WA  98006

(Address of principal executive offices)  (Zip code)

Kailash Birmiwal

5270 Highland Drive, Bellevue, WA  98006

(Name and address of agent for service)

Registrant's telephone number, including area code: (425) 957-9436

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Birmiwal Oasis Fund

For Investors Seeking Capital Appreciation

SEMI-ANNUAL REPORT

September 30, 2005

Birmiwal Investment Trust

www.birmiwal.com

1-800-417-5525

Birmiwal Oasis Fund

Semi-Annual Report

September 30, 2005

Dear Fellow Shareholders:

The total return of the Fund and of the benchmark S&P 500 for 6 months, 1 Year, and since inception were (period ending 9/30/05):

Birmiwal Oasis Fund                  S&P 500 Index

   6 Months *

19.39%

       5.02%

    (3/31/05 - 9/30/05)

   1 Year *

45.17%

      12.25%

   (9/30/04 - 9/30/05)

   Total Return Since Inception *

           197.96%

      51.36%

    (4/1/03 - 9/30/05)

We are pleased with the Fund's performance, which was driven primarily by individual stock selection.  It is worth noting that the Fund achieved strong performance in spite of its limited exposure to the volatile energy sector which has been a strong performing sector lately.  Please see the average annual rate of return section and the accompanying financial statements for additional fund performance.

We will continue to work hard for the Fund and thank you for your continued confidence and trust in us.

Kailash Birmiwal, Ph. D.

*6 Months, 1 Year and Total Return Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions (not annualized).

The information provided in this material should not be considered a recommendation to purchase or sell any security. It should not be assumed that any security transactions or holdings were or will be profitable or that the investment recommendations or decisions we make in the future will be profitable.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

2005 Semi-Annual Report  1

BIRMIWAL OASIS FUND

PERFORMANCE INFORMATION (Unaudited)

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED

SEPTEMBER 30, 2005

9/30/05 NAV $35.03

     Since

    1 Year(A)                             Inception(A)

Birmiwal Oasis Fund

     45.17%                        54.72%

S&P 500(B)

     12.25%                        18.00%

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Birmiwal Oasis Fund was April 1, 2003.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2005 Semi-Annual Report  2

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

Birmiwal Asset Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.birmiwal.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-417-5525). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses including management fees and other Fund expenses. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on March 31, 2005 and held through September 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                  Expenses Paid

                                                                  Beginning                    Ending                  During the Period*

                                                               Account Value          Account Value            March 31, 2005 to

                                                  March 31, 2005      September 30, 2005       September 30, 2005

Actual                                 $1,000.00                 $1,193.93                         $26.34

Hypothetical                        $1,000.00                 $1,001.05                         $24.03

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 4.79%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2005 Semi-Annual Report  3

Birmiwal Oasis Fund

		Schedule of Investments
		September 30, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Biological Products
90,000	Nutrition 21 Inc. *	$ 81,000
2,000	Serono SA ADS	32,900
		113,900	1.15%

Chemicals & Allied Products
11,000	Pioneer Companies Inc. *	264,660	2.68%

Commercial Printing
3,000	Outlook Group Corp.	47,700	0.48%

Computer Communications Equipment
1,000	Black Box Corp.	41,960
5,000	Electronics for Imaging, Inc. *	114,700
		156,660	1.59%

Computer Peripheral Equipment, NEC
5,000	Symbol Technologies, Inc.	48,400	0.49%

Crude Petroleum & Natural Gas
10,000	Canada Southern Petroleum Ltd. *	63,500
5,000	Energy Partners Ltd. *	156,100
		219,600	2.22%

Deep Sea Foreign Transportation of Freight
2,000	DryShips Inc.	34,460	0.35%

Electromedical & Electrotherapeutic Apparatus
22,000	BSD Medical Corp. *	117,920	1.20%

Electronic Components & Accessories
53,400	Intricon Corp. *	304,380	3.08%

Electronic Computers
5,000	Neoware Systems Inc. *	83,700	0.85%

Engines & Turbines
20,000	China Yuchai International Ltd.	205,800	2.08%

General Industrial Machinery & Equipment
1,000	Lufkin Industries Inc.	43,550	0.44%

Industrial & Commercial Fans, Blowers & Air Purifing Equipment
5,000	Fuel Tech NV *	46,250	0.47%

Industrial Inorganic Chemicals
1,600	NL Industries Inc.	30,064	0.31%

Instruments for Measuring & Testing of Electricity & Electrical Signals
1,000	Cohu Inc.	23,650	0.24%

Metal Mining
100,000	Northern Orion Resources Inc. *	294,000	2.98%

Miscellaneous Products of Petroleum & Coal
5,000	Headwaters Inc. *	187,000	1.89%

Motor Vehicles & Passenger Car Bodies
10,000	Tata Motors Ltd. ADS	123,300	1.25%

Office Machines, NEC
18,000	Franklin Electronic Publishers Inc. *	82,620	0.84%

Petroleum Refining
1,000	Alon USA Energy Inc. *	24,150	0.25%

Pharmaceutical Preparations
10,000	Biovail Corp. *	233,700
57,000	GeoPharma Inc. *	196,650
39,900	Inyx Inc. *	51,870
10,000	King Pharmaceuticals Inc. *	153,800
		636,020	6.44%

Plastic Materials, Synth Resin
10,000	Polyone Corp. *	60,600
10,000	Wellman Inc.	63,300
		123,900	1.25%

Railroad Equipment
1,000	FreightCar America Inc.	40,780	0.41%

Retail - Eating Places
5,000	Famous Dave's of America Inc. *	59,600	0.60%

Retail - Hobby, Toy & Game Shop
2,000	Build-A-Bear Workshop Inc. *	44,600	0.45%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  4

Birmiwal Oasis Fund

	Schedule of Investments
	September 30, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Semiconductors & Related Devices
10,000	ASE Test Ltd. ADR *	$ 62,700
15,000	ChipMOS TECHNOLOGIES LTD. ADR *	103,800
9,000	Leadis Technology Inc. *	61,650
10,000	Micron Technology Inc. *	133,000
5,000	OmniVision Technologies Inc. *	63,100
		424,250	4.30%

Services-Business Services, NEC
10,000	China Techfaith Wireless Comm Technology Ltd.	94,500
25,000	Kongzong Corp. ADS *	352,000
20,000	Traffix Inc.	124,600
300,000	Webzen Inc. ADS *	1,479,000
		2,050,100	20.76%

Services - Computer Processing & Data Preparation
5,000	Linktone Ltd. ADS *	54,600	0.55%

Services - Computer Programming
23,000	Gravity Co., Ltd. *	189,520	1.92%

Services - Management Services
10,000	Home Solutions of America Inc. *	49,500	0.50%

Services - Prepackaged Software
10,000	Applix Inc. *	62,500
20,000	CDC Corp. *	72,800
1,000	Microsoft Corp.	25,730
		161,030	1.63%

Services - Skilled Nursing Care Facilities
3,900	Extendicare Inc. *	69,420	0.70%

Special Industry Machinery, NEC
15,000	Amtech Systems Inc. *	86,250
18,000	Intevac Inc. *	185,580
		271,830	2.75%

Steel Works, Blast Furnaces
4,000	Mechel Open Joint Stock Company ADR	145,920
1,000	Mittal Steel Company NV	28,800
2,000	Novamerica Steel Inc. ADR *	74,700
		249,420	2.53%

Surgical & Medical Instruments & Apparatus
2,000	China Medical Technologies Inc. *	44,020	0.45%

Telephone Communications
2,000	Nippon Telegraph & Telephone Corp.	49,640
3,000	Rostelecom OAO ADS *	44,940
2,000	Videsh Sanchar Nigam Ltd. ADR *	33,020
		127,600	1.29%

Telephone & Telegraph Apparatus
4,000	Ulticom Inc. *	44,120	0.45%

Water, Sewer, Pipeline, Comm & Power Line Construction
152,300	Goldfield Corp. *	170,576	1.73%

Wholesale - Computer & Peripheral Equipment & Software
1,000	Digital River Inc. *	34,850	0.35%

Wholesale - Electronic Parts & Equipment, NEC
30,000	Farmstead Telephone Group Inc. *	104,400	1.06%

Wholesale - Metals Service Centers & Offices
9,000	Olympic Steel Inc. *	157,230	1.59%

Total for Common Stock (Cost $7,356,265)		7,559,130	76.55%

Cash and Equivalents
2,586,758	First American Treasury Obligation Fund Cl S 3.05% **, ***	2,586,758	26.19%
	(Cost $2,586,758)

	Total Investments Securities	10,145,888	102.74%
	(Cost - $9,943,023)

	Other Assets Less Liabilities	(270,521)	-2.74%

	Net Assets	$ 9,875,367	100.00%

Securities Sold Short (Unaudited)
Exchange Traded Funds
3,000	S&P Dep. Receipts	369,120

	Total Securities Sold Short (Proceeds - $365,800)	$ 369,120

*Non-Income Producing Securities.

**Variable rate security; the coupon rate shown represents the rate at September 30, 2005.

*** Portion of Cash and Equivalents is pledged as collateral for short sales. The accompanying notes are an integral part

of these financial statements.

2005 Semi-Annual Report  5

Birmiwal Oasis Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2005

Assets:
Investment Securities at Market Value	$ 10,145,888
(Cost - $9,943,023)
Cash	1,000
Receivables:
Dividend Receivable	958
Interest Receivable	8,262
Receivable for Securities Sold	717,261
Total Assets	10,873,369
Liabilities
Securities Sold Short, at Market Value (Proceeds - $365,800)	369,120
Management Fees Payable
Base Management Fee Payable	22,882
Performance Adjustment Payable to Adviser	15,761
Payable For Securities Purchased	590,239
Total Liabilities	998,002
Net Assets	$ 9,875,367
Net Assets Consist of:
Paid In Capital	7,485,361
Accumulated Undistributed Net Investment Loss	(144,550)
Realized Gain (Loss) on Investments - Net	2,335,011
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	199,545
Net Assets, for 281,874 Shares Outstanding	$ 9,875,367
(Unlimited number of shares authorized)
Net Asset Value and Redemption Price
Per Share ($9,875,367/281,874 shares)	$ 35.03

Statement of Operations (Unaudited)
For the six months ended September 30, 2005

Investment Income:
Dividends (Net of foreign withholding tax of $228)	$ 37,642
Interest	27,553
Total Investment Income	65,195
Expenses: (Note 3)
Management Fees
Base Management Fees	127,320
Performance Adjustment	82,425
Total Expenses	209,745

Net Investment Loss	(144,550)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	1,176,571
Net Realized Gain (Loss) on Short Positions	-
Net Change In Unrealized Appreciation (Depreciation) on Investments	537,428
Net Change in Unrealized Appreciation (Depreciation) on Short Positions	(3,320)
Net Realized and Unrealized Gain (Loss) on Investments	1,710,679

Net Increase (Decrease) in Net Assets from Operations	$ 1,566,129

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  6

Birmiwal Oasis Fund

Statement of Changes in Net Assets
	(Unaudited)
	4/1/2005		4/1/2004
	to		to
	9/30/2005		3/31/2005
From Operations:
Net Investment Loss	$ (144,550)		$ (261,770)
Net Realized Gain (Loss) on Investments	1,176,571		1,533,704
Net Change In Unrealized Appreciation (Depreciation)	534,108		(573,639)
Increase (Decrease) in Net Assets from Operations	1,566,129		698,295
From Distributions to Shareholders:
Net Investment Income	0		0
Net Realized Gain from Security Transactions	0		(1,611,100)
Change in Net Assets from Distributions	0		(1,611,100)
From Capital Share Transactions:
Proceeds From Sale of Shares	939,935		716,770
Shares Issued on Reinvestment of Dividends	0		1,611,100
Cost of Shares Redeemed	(707,953)		(235,966)
Net Increase (Decrease) from Shareholder Activity	231,982		2,091,904

Net Increase (Decrease) in Net Assets	1,798,111		1,179,099

Net Assets at Beginning of Period	8,077,256		6,898,157
Net Assets at End of Period (including accumulated	$ 9,875,367		$ 8,077,256
undistributed net investment (loss) income of ($144,550) and $0)
Share Transactions:
Issued	27,411		24,540
Reinvested	0		66,629
Redeemed	(20,792)		(9,417)
Net increase (decrease) in shares	6,619		81,752
Shares outstanding beginning of period	275,255		193,503
Shares outstanding end of period	281,874		275,255

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2005		4/1/2004	4/1/2003 **
	to		to	to
	9/30/2005		3/31/2005	3/31/2004
Net Asset Value -
Beginning of Period	$ 29.34		$ 35.65	$ 20.00
Net Investment Income/(Loss)***	(0.53)		(1.03)	(0.43)
Net Gains or Losses on Securities
(realized and unrealized)	6.22		2.86	24.15
Total from Investment Operations	5.69		1.83	23.72

Distributions (From Net Investment Income)	0.00		0.00	0.00
Distributions (From Capital Gains)	0.00		(8.14)	(8.07)
Total Distributions	0.00		(8.14)	(8.07)

Net Asset Value -
End of Period	$ 35.03		$ 29.34	$ 35.65

Total Return****	19.39%		9.99%	126.90%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	9,875		8,077	6,898

Before Waivers
Ratio of Expenses to Average Net Assets	4.79%	*	4.26%	2.90%
Ratio of Net Investment Loss to Average Net Assets	-3.30%	*	-3.72%	-2.68%

After Waivers
Ratio of Expenses to Average Net Assets	4.79%	*	4.26%	1.50%
Ratio of Net Investment Loss to Average Net Assets	-3.30%	*	-3.72%	-1.28%
Portfolio Turnover Rate	836.31%	*	1050.35%	1015.55%

* Annualized.
** Commencement of operations.
*** Per share amounts were calculated using the average shares method.
****Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all
Fund distributions.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  7

NOTES TO THE FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

September 30, 2005

(UNAUDITED)

1.) ORGANIZATION

Birmiwal Oasis Fund (the "Fund") is a non-diversified series of the Birmiwal Investment Trust (the "Trust"), an open-end investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003  and commenced operations on April 1, 2003. The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  Birmiwal Asset Management, Inc. is the adviser to the Fund (the "Adviser").  The Fund's primary investment objective is to seek capital appreciation.  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SECURITY TRANSACTION TIMING: Security transactions are recorded on a trade date basis.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2005 Semi-Annual Report  8

Notes to the Financial Statements – continued

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Birmiwal Asset Management, Inc.  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (i) interest and (ii) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses.

For its services and its agreement to pay the Fund’s operating expenses, the Adviser receives a variable performance-based management fee comprised of a base rate of 2.90% of the Fund's average daily net assets.  The performance adjustment increases or decreases the fee paid by the Fund to the Adviser based on the Fund's performance relative to the S&P 500 Index over the most recent 12-month period.  If the Fund's return for the period is within 2.00% (two percentage points) of the return on the S&P 500 Index, no adjustment is made.  If the difference between the performance of the Fund and the S&P 500 Index exceeds 2.00% (two percentage points), the performance adjustment is made at a rate that varies linearly with the difference between the Fund's performance and that of the S&P 500 Index.  The resulting performance adjustment rate can be as high as 2.40% if the Fund outperforms the S&P 500 Index by 14% (fourteen percentage points) or more, and as low as -2.40% if the Fund underperforms the S&P 500 Index by 14% (fourteen percentage points) or more.

2005 Semi-Annual Report  9

Notes to the Financial Statements – continued

For the six month period ended September 30, 2005 the Adviser earned management fees totaling $127,320 and performance-based management fees totaling $82,425. At September 30, 2005, the Fund owed the Adviser management fees in the amount of $38,643, which consisted of a base fee of $22,882 and performance-based management fees of $15,761.

4.) RELATED PARTY TRANSACTIONS

Kailash Birmiwal, Ph. D. is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management  fees paid to the Adviser by the Fund. The Fund has entered into agreements with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Fund. Fees paid to MSS are paid by the Adviser.

The Trustees who are not interested persons of the Fund were not paid Trustee fees for the six months ended September 30, 2005.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2005 was $7,485,361 representing 281,874 shares outstanding.

6.) INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $24,929,668 and $24,711,611, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For federal income tax purposes, the cost of total investment securities owned at September 30, 2005 was $9,943,023 and the proceeds from securities sold short was $365,800.  At September 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value), including short positions, was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

  $604,574                                ($405,029)                                 $199,545

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the six month period ended September 30, 2005, Kailash Birmiwal, Ph. D. held, in aggregate, more than 79% of the Fund.

8.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was as follows:

Distributions paid from:

                                                          Six Months ended              Year ended

                                September 30, 2005          March 31, 2005

            Ordinary Income:

$                 0

 $               0

Short-term Capital Gain

       0

     1,611,100

Long-term Capital Gain

                   0

      0

$                 0

 $   1,611,100

2005 Semi-Annual Report  10

Board of Trustees

Kailash Birmiwal, Ph. D.

Rajendra K. Bordia, Ph. D.

Hemant K. Gupta, Ph. D.

Veera S. Karukonda

Bal K. Sharma, Dr.

Investment Adviser

Birmiwal Asset Management, Inc.

5270 Highland Drive

Bellevue, WA 98006

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Birmiwal Oasis Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Birmiwal Oasis Fund

5270 Highland Drive

Bellevue, WA 98006

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Birmiwal Investment Trust

By : /s/ Kailash Birmiwal

Kailash Birmiwal

President

Date:      12-7-05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kailash Birmiwal

Kailash Birmiwal

President

Date:      12-7-05

By : /s/ Kailash Birmiwal

Kailash Birmiwal

Chief Financial Officer

Date:      12-7-05